Other Income	9 Months Ended
Sep. 30, 2022
Other Income [Abstract]
Other Income	Other Income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Grant income	468	1,149	1,339	1,690
R&D expenditure credits	772	603	2,851	1,314
	1,240	1,752	4,190	3,004
5.Other Income (continued)

As at December 31, 2021 the Group operated three grants, consisting of a European governmental grant, a grant from the Gates Foundation and a grant from the Austrian Research Promotion Agency (“FFG”). The first two grants provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning.

On July 29, 2022 the Group was awarded a grant from the Austrian Wirtshaftsservice providing funding in respect of capital investments made in the period from August 2020 to the end of February 2022.
The maximum amounts receivable under the grants are £1,170,000, £3,326,000, £1,797,000 and £113,000 respectively, with total amounts received of £248,000, £2,932,000, £1,576,000 and £91,000 as at September 30, 2022, respectively (December 31, 2021: £248,000, £2,285,000 and £1,252,000, respectively).